SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 02, 2016 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) ₪ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) ₪ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) ₪ / shares shares	Dec. 31, 2018 ILS (₪) ₪ / shares shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized | ₪									₪ 20,000
Ordinary shares, shares authorized | shares			200,000,000	200,000,000	200,000,000	200,000,000			200,000,000
Ordinary shares, par value per share | ₪ / shares									₪ 0.1	₪ 0.1
Authorized amount of ordinary shares to repurchase | $		$ 15,000
Number of ordinary shares repurchased | shares		15,000,000					791,000
Purchase of ordinary shares | $							$ 3,832
Intrinsic value of options outstanding | $			1,518	$ 1,518	1,063	$ 1,063	728	$ 728
Intrinsic value of options exercisable | $			1,058	1,058	684	684	604	604
Intrinsic value of options vested and expected to vest | $			1,246	$ 1,246	819	$ 819	634	$ 634
Intrinsic value of options exercised | $			$ 201		$ 176		$ 415
Stock options vested during period | shares			299,406
Weighted average remaining contractual life of options outstanding			4 years 1 month 24 days
Weighted-average remaining contractual life of exercisable options			3 years 8 months 19 days
Weighted-average grant-date fair value of the options granted | ₪ / shares				$ 2.89		$ 2.36		$ 2.12
Options outstanding | shares			1,736,143	1,736,143	2,189,297	2,189,297	1,959,014	1,959,014	1,736,143		2,811,966
Stock options granted | shares			62,200		676,550		643,697
Stock options granted, exercise price | $ / shares			$ 5.91		$ 4.93		$ 4.99
Repricing Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	2 years
Stock options granted | shares	384,635
Stock options granted, exercise price | $ / shares	$ 7.00
Incremental compensation cost | $	$ 470
Share based compensation | $	$ 155
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options | $			$ 936	$ 936
Unrecognized compensation cost, recognition period			2 years 10 months 17 days
Shares available for future issuance | shares			261,746	261,746					261,746
Vesting period for plan			4 years
Options, expiration period			10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options | $			$ 5,275	$ 5,275
Unrecognized compensation cost, recognition period			2 years 10 months 17 days
Number of restricted stock units outstanding | shares			1,252,031	1,252,031	713,090	713,090	592,126	592,126	1,252,031
Granted | shares			996,200		612,173
Restricted Stock Units (RSUs) [Member] | 2006 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan			4 years
Restricted Stock Units (RSUs) [Member] | 2016 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares			996,200		612,173